PROSPECTUS
SUPPLEMENT
--------------------------------------------------------------------------------
SECURITY GROWTH AND INCOME FUND
SECURITY EQUITY FUND
  EQUITY SERIES
  GLOBAL SERIES
  ASSET ALLOCATION SERIES
  SOCIAL AWARENESS SERIES
  VALUE SERIES
  SMALL COMPANY SERIES
SECURITY ULTRA FUND
MEMBERS OF THE SECURITY BENEFIT GROUP OF COMPANIES
700 HARRISON, TOPEKA, KANSAS 66636-0001

                        SUPPLEMENT DATED NOVEMBER 2, 1998
                        TO PROSPECTUS DATED APRIL 1, 1998

   Effective November 2, 1998, OppenheimerFunds, Inc. became the sub-adviser to the Global Fund. This Prospectus is amended as set forth below to reflect this change in the Fund's sub-adviser and certain changes in the Fund's investment policies.

   The section "INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS," page 9, is deleted in its entirety and replaced with the following:

        Security Growth and Income Fund, Security Equity Fund and Security Ultra Fund are diversified, open-end management investment companies, which were organized as Kansas corporations on February 2, 1944, November 27, 1961, and April 20, 1965, respectively. Equity Fund, Global Fund, Value Fund and Small Company Fund are series of Security Equity Fund. Each of Growth and Income Fund, Equity Fund, Global Fund, Value Fund, Small Company Fund and Ultra Fund (collectively, the "Funds") has its own investment objective and policies which are described below. There, of course, can be no assurance that such investment objectives will be achieved. While there is no present intention to do so, each Fund's investment objective and policies, unless otherwise noted, may be changed by its Board of Directors without the approval of stockholders. If there is a change in investment objective, stockholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Each of the Funds is also subject to certain investment policy limitations which may not be changed without stockholder approval. Among these limitations, some of the more important ones are that each Fund will not invest more than 5 percent of the value of its assets in any one issuer (for the Global Fund, Value Fund and Small Company Fund, this limitation applies only with respect to 75 percent of the value of its total assets) or purchase more than 10 percent of the outstanding voting securities of any one issuer or invest more than 25 percent of its total assets in any one industry. The full text of the investment policy limitations of each Fund is set forth in the Statement of Additional Information of the Funds.

   Under the section "GLOBAL FUND," on page 11, the references to Lexington Management Corporation as the Sub-Adviser are replaced with OppenheimerFunds, Inc. as the Sub-Adviser.

   Effective November 2, 1998, certain changes to the Global Fund's fundamental investment limitations were approved by shareholders. As a result, the following investment methods are now available to the Fund and the following sub-sections under "INVESTMENT METHODS AND RISK FACTORS," beginning on page 15, are amended to include the Global Fund:

   * SHARES OF OTHER INVESTMENT COMPANIES, page 15;
   * REAL ESTATE SECURITIES, page 17;
   * LENDING PORTFOLIO SECURITIES, page 18;
   * FUTURES CONTRACTS AND RELATED OPTIONS, page 20.

   The sub-section "RESTRICTED SECURITIES," page 18, under "INVESTMENT METHODS AND RISK FACTORS" states that the Fund may not invest more than 10 percent of its total assets in securities which are restricted as to disposition under the federal securities law. Effective November 2, 1998, the limitation no longer applies to restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

   The second paragraph of the section "MANAGEMENT OF THE FUNDS," page 22, is deleted in its entirety and replaced with the following:

        The Investment Manager has engaged OppenheimerFunds, Inc. ("Oppenheimer"), Two World Trade Center, New York, NY 10048-0203, to provide certain investment advisory services to Global Fund. Oppenheimer is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of Oppenheimer and controlled by Massachusetts Mutual Life Insurance Company. Oppenheimer has been providing investment advice since 1959. In addition, Oppenheimer and its subsidiaries currently manage investment companies with assets of more than $85 billion, and more than 4 million shareholder accounts.

   The sixth paragraph of the section "MANAGEMENT OF THE FUNDS," page 22, is deleted in its entirety and replaced with the following:

        For the services provided to the Funds, the Investment Manager receives, with respect to Growth and Income, Equity and Ultra Funds, on an annual basis, a fee of 2 percent of the first $10 million of the average net assets, 1.50 percent of the next $20 million of the average net assets and 1 percent of the remaining average net assets of these Funds, calculated daily and payable monthly. The Investment Manager receives with respect to the Global Fund, on an annual basis, 2 percent of the first $70 million of the average net assets and 1.50 percent of the remaining average net assets of this Fund, calculated daily and payable monthly. The Investment Manager pays Oppenheimer an annual fee equal to a percentage of the average daily closing value of the combined net assets of Global Fund and another series managed by the Investment Manager, computed on a daily basis as follows: 0.35 percent of the combined average daily net assets up to $300 million, plus 0.30 percent of such assets over $300 million up to $750 million and 0.25 percent of such assets over $750 million. For the investment advisory services provided to the Value Fund and Small Company Fund, the Investment Manager receives, on an annual basis, a fee of 1 percent of the average daily net assets of each fund, calculated daily and payable monthly. The Investment Manager pays Strong with respect to the Small Company Fund, an annual fee based on the combined average net assets of the fund and another fund to which Strong provides advisory services. The fee is equal to .50 percent of the combined average net assets at or above $150 million but less than $500 million, and .40 percent of the combined average net assets at or above $500 million. As compensation for providing administrative, bookkeeping, accounting and pricing services to the Value Fund and Small Company Fund, the Investment Manager receives on an annual basis a fee of .09 percent of the average daily net assets of each Fund, calculated daily and payable monthly.

   The section "PORTFOLIO MANAGEMENT," page 23, is deleted in its entirety and replaced with the following:

        TERRY A. MILBERGER, Senior Portfolio Manager of Investment Manager, has managed Equity Fund since 1981. He has more than 20 years of investment experience. He began his career as an investment analyst in the insurance industry and from 1974 through 1978 he served as an assistant portfolio manager for the Investment Manager. He was then employed as Vice President of Texas Commerce bank and managed its pension assets until he returned to the Investment Manager in 1981. Mr. Milberger holds a bachelor's degree in business and a Masters of Business Administration from the University of Kansas and is a Chartered Financial Analyst. His investment philosophy is based on patience and opportunity for the long-term investor.

        RONALD C. OGNAR, Portfolio Manager of Strong, has managed Small Company Fund since its inception in 1997. He is a Chartered Financial Analyst with more than 25 years of investment experience. Mr. Ognar joined Strong in April 1993 after two years as a principal and portfolio manager with RCM Capital Management. Prior to his position at RCM Capital Management, he was a portfolio manager at Kemper Financial Services in Chicago. Mr. Ognar began his investment career in 1968 at LaSalle National Bank. He is a graduate of the University of Illinois with a bachelor's degree in accounting.

        MICHAEL A. PETERSEN, Senior Portfolio Manager of the Investment Manager, has managed Growth and Income Fund since January 1998. He has 15 years of investment experience. Prior to joining the Investment Manager in 1997, he was Director of Equity Research and Fund Management at Old Kent Bank and Trust Corporation from 1988 to 1997. Prior to 1988, he was an Investment Officer at First Asset Management. Mr. Petersen earned a Bachelor of Science degree in Accounting from the University of Minnesota. He is a Chartered Financial Analyst.

        JAMES P. SCHIER, Portfolio Manager of the Investment Manager, has managed Value Fund since its inception in 1997 and Ultra Fund since January 1998. He has 13 years experience in the investment field and is a Chartered Financial Analyst. While employed by the Investment Manager, he also served as research analyst. Prior to joining the Investment Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1995 he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an M.B.A. from Washington University.

        WILLIAM L. WILBY, Senior Vice President of Oppenheimer, became the manager of Global Fund in November 1998. Prior to joining Oppenheimer in 1991, he was an international investment strategist at Brown Brothers Harriman & Co. Prior to Brown Brothers, Mr. Wilby was a managing director and portfolio manager at AIG Global Investors. He joined AIG from Northern Trust Bank in Chicago, where he was an international pension manager. Before starting his career in portfolio management, Mr. Wilby was an international financial economist at Northern Trust Bank and at the Federal Reserve Bank in Chicago. Mr. Wilby is a graduate of the United States Military Academy and holds an M.A. and a Ph.D. in International Monetary Economics from the University of Colorado. He is a Chartered Financial Analyst.

SECURITY GROWTH AND INCOME FUND
SECURITY EQUITY FUND
SECURITY ULTRA FUND
Members of The Security Benefit Group of Companies
700 SW Harrison, Topeka, Kansas 66636-0001

                        SUPPLEMENT DATED NOVEMBER 2, 1998
                     TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED APRIL 1, 1998

   Effective November 2, 1998, OppenheimerFunds, Inc. became the sub-adviser to the Global Fund and certain changes to the Global Fund's fundamental investment limitations were approved by shareholders. This Statement of Additional Information is amended as set forth below to reflect these changes.

   The fifth paragraph of the section "GENERAL INFORMATION," page 1, is deleted in its entirety and replaced with the following:

        Professional investment advice is provided to each Fund by Security Management Company, LLC (the "Investment Manager"). The Investment Manager has engaged OppenheimerFunds, Inc. ("Oppenheimer") to provide investment advisory services to Global Fund, Meridian Investment Management Corporation ("Meridian") to provide quantitative investment research and investment advisory services to the Asset Allocation Fund and Strong Capital Management, Inc. ("Strong") to provide investment advisory services to Small Company Fund.

   Under  the  section  "GLOBAL  FUND,"  page 4,  the  references  to  Lexington
Management   Corporation   as  the   Sub-Adviser   should   be   replaced   with
OppenheimerFunds, Inc. as the Sub-Adviser.

   The section "SECURITY EQUITY FUND'S FUNDAMENTAL POLICIES," page 31, is amended by deleting all references to Global Fund in the first sentence. The section is further amended by adding the following:

        Security Equity Fund's fundamental policy limitations, which are applicable to Global Fund, are:

      1. Not to invest more than 5% of its total assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities); provided that this limitation applies only with respect to 75% of the Fund's total assets.

      2. Not to purchase more than 10 percent of the outstanding voting securities of any one issuer.

      3. Not to purchase securities for the purpose of exercising control over the issuers thereof.

      4. Not to act as underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

      5.  Not to borrow in excess of 33 1/3% of its total assets.

      6. Not to lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objective and policies, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

      7. Not to issue senior securities, except as permitted under the Investment Company Act of 1940.

      8. Not to purchase or sell physical commodities, except that the Fund may enter into futures contracts and options thereon.

      9. Not to allow officers or directors of the Fund, the Underwriter or the Investment Manager to purchase shares of the Fund except for investment at current net asset value.

     10. Not to invest 25% or more of the Fund's total assets in a particular industry.

     11. Not to purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investment in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

        The following operating policies of Global Fund are not fundamental policies and may be changed by a vote of a majority of the Fund's Board of Directors without shareholder approval.

      1. The Fund may not borrow money or securities for any purposes except that borrowing up to 10% of the Fund's total assets from
          commercial   banks  is  permitted   for  emergency  or  temporary
          purposes.

      2. The Fund does not currently intend to lend assets other than securities to other parties. (This limitation does not apply to purchases of debt securities or to repurchase agreements).

      3. The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. In addition, the Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      4. The Fund may not, except in connection with a merger, consolidation, acquisition, or reorganization, invest in the securities of other investment companies, including investment companies advised by the Investment Manager, if, immediately after such purchase or acquisition, more than 10% of the value of the Fund's total assets would be invested in such securities, more than 5% of the value of the Fund's total assets would be invested in the securities of any one investment company, or the Fund would own more than 3% of the total outstanding stock of another investment company.

      5. The Fund may not invest in securities of an issuer, that together with any predecessor, has been in operation for less than three years, if, as a result, more than 5% of the total assets of the fund would then be invested in such securities.

      6. The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the Fund's net assets. Included in that amount but not to exceed 2% of net assets, are warrants of which the underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

      7. The Fund may not invest more than 10% of its total assets in securities which are restricted as to disposition under the federal securities laws, except that the Fund may purchase without regard to this limitation restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act").

      8. The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options and options on futures, provided that a call or put may be purchased only if after such purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets. The Fund may write only covered put and call options. The Fund does not currently intend to engage in spread or straddle transactions.

      9. The Fund does not currently intend to invest in oil, gas, mineral leases or other mineral exploration or development programs.

   The fourth and fifth paragraphs of the section "INVESTMENT MANAGEMENT," page 41, are deleted in their entirety and replaced with the following:

        The Investment Manager has entered into a sub-advisory agreement with OppenheimerFunds, Inc. ("Oppenheimer"), Two World Trade Center, New York, NY 10048-0203, to provide certain investment advisory services to Global Fund. Pursuant to this agreement, Oppenheimer furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of securities on behalf of Global Fund and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Fund's Board of Directors and the Investment Manager. For such services, the Investment Manager pays Oppenheimer an annual fee equal to a percentage of the average daily closing value of the combined net assets of Global Fund and another series managed by the Investment Manager, SBL Fund, Series D, computed on a daily basis as follows: 0.35 percent of the combined average daily net assets up to $300 million, plus 0.30 percent of such assets over $300 million up to $750 million and 0.25 percent of such assets over $750 million.

        Oppenheimer  is owned by Oppenheimer  Acquisition  Corp., a holding company that is owned in part by senior officers of Oppenheimer and controlled by Massachusetts Mutual Life Insurance Company. Oppenheimer has been providing investment advice since 1959. In addition, Oppenheimer and its subsidiaries currently manage investment companies with assets of more than $85 billion, and more than 4 million shareholder accounts.

   The section "PORTFOLIO MANAGEMENT," page 44 is deleted in its entirety and replaced with the following:

        STEVEN M. BOWSER, Portfolio Manager of the Investment Manager, has co-managed the fixed-income portion of Asset Allocation Fund's portfolio since January 1998. He joined the Investment Manager in 1992. Prior to joining the Investment Manager, he was Assistant Vice President and Portfolio Manager with the Federal Home Loan Bank of Topeka from 1989 to 1992. He was employed at the Federal Reserve Bank of Kansas City in 1988 and began his career with the Farm Credit System from 1982 to 1987, serving as a Senior Financial Analyst and Assistant Controller. He graduated with a Bachelor of Science Degree from Kansas State University in 1982.

        PAT BOYLE, Portfolio Manager of Meridian, has managed the equity portion of Asset Allocation Fund's portfolio since August 1997. He has five years of investment experience and is a Chartered Financial Analyst. Mr. Boyle graduated from the University of Denver with a B.S.B.A. degree and an M.S. degree in Finance.

        DAVID ESHNAUR, Portfolio Manager of the Investment Manager, has co-managed the fixed-income portion of Asset Allocation Fund's portfolio since January 1998. Mr. Eshnaur has 15 years of investment experience. Prior to joining the Investment Manager in 1997, he worked at Waddell & Reed in the positions of Assistant Vice President, Assistant Portfolio Manager, Senior Analyst, Industry Analyst and Account Administrator. Mr. Eshnaur earned a Bachelor of Arts degree in Business Administration from Coe College and an M.B.A. degree in Finance from the University of Missouri - Kansas City.

        TERRY A. MILBERGER, Senior Portfolio Manager of Investment Manager, has managed Equity Fund since 1981. He has more than 20 years of investment experience. He began his career as an investment analyst in the insurance industry and from 1974 through 1978 he served as an assistant portfolio manager for the Investment Manager. He was then employed as Vice President of Texas Commerce Bank and managed its pension assets until he returned to the Investment Manager in 1981. Mr. Milberger holds a bachelor's degree in business and a Masters of Business Administration from the University of Kansas and is a Chartered Financial Analyst. His investment philosophy is based on patience and opportunity for the long-term investor.

        RONALD C. OGNAR, Portfolio Manager of Strong, has managed Small Company Fund since its inception in 1997. He is a Chartered Financial Analyst with more than 25 years of investment experience. Mr. Ognar joined Strong in April 1993 after two years as a principal and portfolio manager with RCM Capital Management. Prior to his position at RCM Capital Management, he was a portfolio manager at Kemper Financial Services in Chicago. Mr. Ognar began his investment career in 1968 at LaSalle National Bank. He is a graduate of the University of Illinois with a bachelor's degree in accounting.

        MICHAEL A. PETERSEN, Senior Portfolio Manager of the Investment Manager, has managed Growth and Income Fund since January 1998. He has 15 years of investment experience. Prior to joining the Investment Manager in 1997, he was Director of Equity Research and Fund Management at Old Kent Bank and Trust Corporation from 1988 to 1997. Prior to 1988, he was an Investment Officer at First Asset Management. Mr. Petersen earned a Bachelor of Science degree in Accounting from the University of Minnesota. He is a Chartered Financial Analyst.

        JAMES P. SCHIER, Portfolio Manager of the Investment Manager, has managed Value Fund since its inception in 1997 and Ultra Fund since January 1998. He has 13 years experience in the investment field and is a Chartered Financial Analyst. While employed by the Investment Manager, he also served as research analyst. Prior to joining the Investment Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1995 he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an M.B.A. from Washington University.

        CINDY L. SHIELDS, Portfolio Manager of the Investment Manager, has managed Social Awareness Fund since its inception in 1996. Ms. Shields has eight years experience in the securities field and joined the Investment Manager in 1989. She has been a portfolio manager since 1994, and prior to that time, she served as a research analyst for the Investment Manager. Ms. Shields graduated from Washburn University with a Bachelor of Business Administration degree, majoring in finance and economics. She is a Chartered Financial Analyst.

        WILLIAM L. WILBY, Senior Vice President of Oppenheimer, became the manager of Global Fund in November 1998. Prior to joining Oppenheimer in 1991, he was an international investment strategist at Brown Brothers Harriman & Co. Prior to Brown Brothers, Mr. Wilby was a managing director and portfolio manager at AIG Global Investors. He joined AIG from Northern Trust Bank in Chicago, where he was an international pension manager. Before starting his career in portfolio management, Mr. Wilby was an international financial economist at Northern Trust Bank and at the Federal Reserve Bank in Chicago. Mr. Wilby is a graduate of the United States Military Academy and holds an M.A. and a Ph.D. in International Monetary Economics from the University of Colorado. He is a Chartered Financial Analyst.